Cover	9 Months Ended
Dec. 31, 2019
Cover page.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 2 to FORM S-4
Entity Registrant Name	Change Healthcare Inc.
Entity Central Index Key	0001756497
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	false